Nature of Operations and Summary of Significant Accounting Policies (Details1) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to performance obligations		$ 4,688,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period		10 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Transaction price allocated to performance obligations	$ 3,306,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period	10 years